                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4054

                    Oppenheimer AMT-Free New York Municipals
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 06/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

  Principal
   Amount                                                              Coupon      Maturity        Value
------------                                                           ------     ----------   --------------
Municipal Bonds and Notes--119.0%
New York--84.3%
$    700,000   Albany County, NY IDA (Albany College of Pharmacy)(1)    5.625%    12/01/2034   $      692,181
     200,000   Albany County, NY IDA (Wildwood Programs)                4.900     07/01/2021          170,104
     125,000   Albany County, NY IDA (Wildwood Programs)                5.000     07/01/2026          100,298
   2,900,000   Albany, NY IDA (Albany Law School)(1)                    5.000     07/01/2031        2,797,688
     310,000   Albany, NY IDA (Albany Law School)(1)                    5.000     07/01/2037          292,063
     285,000   Albany, NY IDA (Brighter Choice Charter School)(1)       5.000     04/01/2027          257,914
     150,000   Albany, NY IDA (Brighter Choice Charter School)(1)       5.000     04/01/2032          130,419
     100,000   Albany, NY IDA (Brighter Choice Charter School)(1)       5.000     04/01/2037           84,529
  14,500,000   Albany, NY IDA (Charitable Leadership)                   5.750     07/01/2026       11,408,310
   1,000,000   Albany, NY IDA (Charitable Leadership)                   6.000     07/01/2019          881,570
     100,000   Albany, NY IDA (New Covenant Charter School)(2)          7.000     05/01/2025           39,997
     825,000   Albany, NY IDA (Sage Colleges)(1)                        5.250     04/01/2019          756,896
     500,000   Albany, NY IDA (Sage Colleges)(1)                        5.300     04/01/2029          411,930
   1,000,000   Albany, NY IDA (St. Peter's Hospital)(1)                 5.500     11/15/2027        1,001,130
   1,380,000   Albany, NY IDA, Series B(1)                              5.750     11/15/2032        1,391,440
   1,365,000   Albany, NY IDA, Series D(1)                              5.750     11/15/2027        1,387,017
     100,000   Albany, NY Municipal Water Finance Authority(1)          5.000     12/01/2033          100,003
      10,000   Albany, NY Parking Authority(1)                          5.625     07/15/2025           10,153
   4,535,000   Amherst, NY IDA (Beechwood Health Care Center)           5.200     01/01/2040        3,217,855
      20,000   Amherst, NY IDA (UBF Faculty-Student Hsg. Corp.)         5.250     08/01/2031           19,139
   5,895,000   Brookhaven, NY IDA (Alternatives for Children)           7.550     02/01/2033        5,975,820
   9,235,000   Brookhaven, NY IDA (Dowling College)(1)                  6.750     11/01/2032        8,869,386
  10,480,000   Brooklyn, NY Local Devel. Corp. (Barclays Center
               Arena)(1)                                                6.375     07/15/2043       10,870,590
     225,000   Broome County, NY IDA (Good Shepard Village)             6.750     07/01/2028          196,286
     200,000   Broome County, NY IDA (Good Shepard Village)             6.875     07/01/2040          168,046
     350,000   Broome County, NY IDA (University Plaza)                 5.200     08/01/2030          264,156
     250,000   Broome County, NY IDA (University Plaza)                 5.200     08/01/2036          179,473
     300,000   Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)    5.750     11/01/2030          269,058
      25,000   Canandaigua & Bristol, NY GO                             5.000     12/15/2027           25,326
      30,000   Canandaigua & Bristol, NY GO                             5.000     12/15/2028           30,260
      30,000   Canandaigua & Bristol, NY GO                             5.000     12/15/2029           30,110
      30,000   Canandaigua & Bristol, NY GO                             5.000     12/15/2030           29,961
      35,000   Canandaigua & Bristol, NY GO                             5.000     12/15/2031           34,817
      35,000   Canandaigua & Bristol, NY GO                             5.000     12/15/2032           34,351
      35,000   Canandaigua & Bristol, NY GO                             5.000     12/15/2033           34,103
      40,000   Canandaigua & Bristol, NY GO                             5.000     12/15/2034           38,630
      40,000   Canandaigua & Bristol, NY GO                             5.000     12/15/2035           38,333
      45,000   Canandaigua & Bristol, NY GO                             5.000     12/15/2036           42,844
      45,000   Canandaigua & Bristol, NY GO                             5.000     12/15/2037           42,560
      50,000   Canandaigua & Bristol, NY GO                             5.000     12/15/2038           47,039
      50,000   Canandaigua & Bristol, NY GO                             5.000     12/15/2039           46,926
      55,000   Canandaigua & Bristol, NY GO                             5.000     12/15/2040           51,417
      55,000   Canandaigua & Bristol, NY GO                             5.000     12/15/2041           51,372
      60,000   Canandaigua & Bristol, NY GO                             5.000     12/15/2042           55,909
      85,000   Cattaraugus County, NY IDA (Olean General
               Hospital)(1)                                             5.250     08/01/2023           85,057


                  1 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

  Principal
   Amount                                                              Coupon      Maturity        Value
------------                                                           ------     ----------   --------------
New York Continued
$    200,000   Cattaraugus County, NY IDA (St. Bonaventure
               University)(1)                                           5.000%    05/01/2023   $      195,724
     520,000   Cattaraugus County, NY IDA (St. Bonaventure
               University)(1)                                           5.100     05/01/2031          474,510
   1,385,000   Cayuga County, NY COP (Auburn Memorial Hospital)         6.000     01/01/2021        1,385,125
     130,000   Coeymans, NY Fire District                               5.000     10/15/2024          134,781
     135,000   Coeymans, NY Fire District                               5.000     10/15/2025          139,551
     140,000   Coeymans, NY Fire District                               5.000     10/15/2026          143,786
   1,040,000   Colonie, NY GO(1)                                        6.000     04/01/2032        1,127,610
     840,000   Colonie, NY GO(1)                                        6.000     04/01/2033          907,931
      15,000   Deerfield, NY GO                                         5.500     06/15/2021           15,519
      15,000   Deerfield, NY GO                                         5.500     06/15/2022           15,456
      15,000   Deerfield, NY GO                                         5.500     06/15/2023           15,383
      15,000   Deerfield, NY GO                                         5.500     06/15/2024           15,420
      20,000   Deerfield, NY GO                                         5.500     06/15/2025           20,461
      20,000   Deerfield, NY GO                                         5.600     06/15/2026           20,343
      20,000   Deerfield, NY GO                                         5.600     06/15/2027           20,272
      20,000   Deerfield, NY GO                                         5.600     06/15/2028           20,171
      25,000   Deerfield, NY GO                                         5.600     06/15/2029           25,112
      25,000   Deerfield, NY GO                                         5.600     06/15/2030           25,024
      25,000   Deerfield, NY GO                                         5.600     06/15/2031           24,999
      25,000   Deerfield, NY GO                                         5.600     06/15/2032           24,750
      30,000   Deerfield, NY GO                                         5.600     06/15/2033           29,429
      30,000   Deerfield, NY GO                                         5.600     06/15/2034           29,190
      30,000   Deerfield, NY GO                                         5.600     06/15/2035           28,983
      35,000   Deerfield, NY GO                                         5.600     06/15/2036           33,613
  55,135,000   Dutchess County, NY IDA (Bard College)(1)                5.000     08/01/2046       50,586,363
   8,260,000   Dutchess County, NY IDA (Elant Fishkill)                 5.250     01/01/2037        6,152,874
   1,230,000   East Hampton, NY Town Hsg. Authority(1)                  6.500     05/01/2034        1,404,795
     500,000   Erie County, NY IDA (Charter School Applied Tech)        6.875     06/01/2035          479,425
   1,200,000   Erie County, NY IDA (DePaul Properties)                  5.750     09/01/2028          875,124
     150,000   Erie County, NY IDA (DePaul Properties)                  6.500     09/01/2018          130,479
     200,000   Erie County, NY IDA (Global Concepts Charter School)     6.250     10/01/2037          176,562
   5,600,000   Erie County, NY IDA (Medaille College)                   7.625     04/01/2035        5,900,160
     350,000   Erie County, NY IDA (Orchard Park CCRC)                  5.000     11/15/2014          349,300
   1,485,000   Erie County, NY IDA (Orchard Park CCRC)                  5.125     11/15/2016        1,366,081
   4,750,000   Erie County, NY IDA (Orchard Park CCRC)                  6.000     11/15/2036        3,686,523
   7,730,000   Erie County, NY IDA (The Episcopal Church Home)          5.875     02/01/2018        7,734,097
   7,575,000   Erie County, NY IDA (The Episcopal Church Home)          6.000     02/01/2028        7,575,758
  36,405,000   Erie County, NY Tobacco Asset Securitization Corp.(1)    5.000     06/01/2038       28,218,972
  29,515,000   Erie County, NY Tobacco Asset Securitization Corp.(1)    5.000     06/01/2045       22,115,885
  56,000,000   Erie County, NY Tobacco Asset Securitization Corp.       6.875(3)  06/01/2050        1,321,040
  92,000,000   Erie County, NY Tobacco Asset Securitization Corp.       9.607(3)  06/01/2055          989,000
     110,000   Essex County, NY IDA (North Country Community
               College Foundation)(1)                                   5.300     06/01/2035          109,693
      60,000   Franklin County, NY IDA (North Country Community
               College Foundation)(1)                                   5.200     06/01/2025           61,328


                  2 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

  Principal
   Amount                                                              Coupon      Maturity        Value
------------                                                           ------     ----------   --------------
New York Continued
$    815,000   Genesee County, NY IDA (United Memorial Medical
               Center)                                                  5.000%    12/01/2027   $      702,628
      70,000   Hempstead Village, NY GO(1)                              5.000     09/15/2025           71,379
      70,000   Hempstead Village, NY GO(1)                              5.000     09/15/2026           70,889
      50,000   Hempstead, NY IDA (Hofstra University)(1)                5.000     07/01/2033           50,304
     410,000   Hempstead, NY IDA (Peninsula Counseling Center)          6.500     11/01/2038          361,198
   5,125,000   Hempstead, NY IDA (WORCA)                                6.900     08/01/2033        4,832,516
   1,000,000   Hempstead, NY Local Devel. Corp. (Molloy College)(1)     5.750     07/01/2039        1,051,620
   1,790,000   Herkimer County, NY IDA (Herkimer County College
               Foundation)(1)                                           6.250     08/01/2034        1,795,334
  25,085,000   Hudson Yards, NY Infrastructure Corp.(1)                 5.000     02/15/2047       24,596,093
   8,400,000   Hudson Yards, NY Infrastructure Corp.(1)                 5.000     02/15/2047        8,236,284
   2,420,000   Islip, NY IDA (United Cerebral Palsy Assoc.)             6.250     12/01/2031        2,144,531
     280,000   Islip, NY IDA (United Cerebral Palsy Assoc.)             6.250     12/01/2031          248,128
   5,000,000   L.I., NY Power Authority, Series A(1)                    6.250     04/01/2033        5,783,550
     515,000   Madison County, NY IDA (Commons II Student Hsg.)(1)      5.000     06/01/2040          481,685
      10,000   Monroe County, NY IDA (Cloverwood Senior Living)         6.000     05/01/2013           10,121
      15,000   Monroe County, NY IDA (Cloverwood Senior Living)         6.750     05/01/2023           14,536
     350,000   Monroe County, NY IDA (Rochester Institute of
               Technology)(1)                                           5.250     04/01/2019          345,149
     705,000   Monroe County, NY IDA (Rochester Institute of
               Technology)(1)                                           5.375     04/01/2029          669,412
     200,000   Monroe County, NY IDA (Summit at Brighton)               5.375     07/01/2032          159,216
     400,000   Monroe County, NY IDA (Summit at Brighton)               5.500     07/01/2027          330,176
 302,900,000   Monroe County, NY Tobacco Asset Securitization Corp.
               (TASC)                                                   7.701(3)  06/01/2061        1,778,023
   1,000,000   Monroe, NY Newpower Corp(1)                              5.625     01/01/2026          982,260
   4,000,000   Monroe, NY Newpower Corp.(1)                             5.500     01/01/2034        3,748,280
     500,000   Mount Vernon, NY IDA (Meadowview)                        6.200     06/01/2029          465,785
      90,000   Nassau County, NY IDA (ACDS)                             5.950     11/01/2022           82,393
     470,000   Nassau County, NY IDA (ALIA-ACDS)                        6.125     09/01/2018          451,167
   1,925,000   Nassau County, NY IDA (ALIA-AP)                          7.000     09/01/2028        1,865,190
     655,000   Nassau County, NY IDA (ALIA-CMA)                         6.125     09/01/2018          628,754
     725,000   Nassau County, NY IDA (ALIA-CSMR)                        6.125     09/01/2018          695,949
     465,000   Nassau County, NY IDA (ALIA-EFLI)                        6.125     09/01/2018          446,367
     375,000   Nassau County, NY IDA (ALIA-HAII)                        6.125     09/01/2018          359,974
     435,000   Nassau County, NY IDA (ALIA-NCMRS)                       6.125     09/01/2018          417,570
     180,000   Nassau County, NY IDA (Amsterdam at Harborside)          6.500     01/01/2027          182,448
   4,595,000   Nassau County, NY IDA (Amsterdam at Harborside)          6.700     01/01/2043        4,552,910
     230,000   Nassau County, NY IDA (CSMR)                             5.950     11/01/2022          210,560
      85,000   Nassau County, NY IDA (Epilepsy Foundation
               of  L.I.)                                                5.950     11/01/2022           77,816
     185,000   Nassau County, NY IDA (Hispanic Counseling Center)       6.500     11/01/2037          163,233
   2,575,000   Nassau County, NY IDA (Hispanic Counseling Center)       7.625     06/01/2033        2,611,153
     100,000   Nassau County, NY IDA (Life's WORCA)                     5.950     11/01/2022           91,548
     350,000   Nassau County, NY IDA (New York Institute
               of Technology)(1)                                        4.750     03/01/2026          346,546


                  3 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

  Principal
   Amount                                                              Coupon      Maturity        Value
------------                                                           ------     ----------   --------------
New York Continued
$      5,000   Nassau County, NY IDA (PLUS Group Home)                  6.150%    11/01/2022   $        4,659
      70,000   Nassau County, NY IDA (United Veteran's Beacon House)    6.500     11/01/2037           61,764
     675,000   Nassau County, NY IDA, Series A-B                        6.000     07/01/2021          630,281
  26,655,000   Nassau County, NY Tobacco Settlement Corp.(1)            5.125     06/01/2046       20,367,885
  85,990,000   Nassau County, NY Tobacco Settlement Corp.               6.151(3)  06/01/2046        4,163,636
  60,000,000   Nassau County, NY Tobacco Settlement Corp.               6.763(3)  06/01/2060          553,800
  42,830,000   Nassau County, NY Tobacco Settlement Corp. (TASC)(1)     5.000     06/01/2035       33,589,428
   2,500,000   Niagara County, NY IDA (American Ref-Fuel Company)(1)    5.550     11/15/2024        2,520,325
     840,000   Niagara County, NY IDA (Niagara Falls Memorial
               Medical Center)                                          5.750     06/01/2018          798,874
     555,000   Niagara County, NY Tobacco Asset Securitization
               Corp.(1)                                                 6.250     05/15/2034          537,257
     385,000   Niagara County, NY Tobacco Asset Securitization
               Corp.(1)                                                 6.250     05/15/2040          366,520
      20,000   Niagara County, NY Tobacco Asset Securitization
               Corp. (TASC)(1)                                          5.500     05/15/2019           19,305
      70,000   Niagara Falls, NY Public Water Authority                 5.500     07/15/2034           70,950
   1,185,000   NY Counties Tobacco Trust I                              6.500     06/01/2035        1,176,243
  14,670,000   NY Counties Tobacco Trust II (TASC)(1)                   5.625     06/01/2035       12,923,537
      40,000   NY Counties Tobacco Trust II (TASC)(1)                   5.750     06/01/2043           35,284
   5,120,000   NY Counties Tobacco Trust III(1)                         6.000     06/01/2043        4,686,797
     850,000   NY Counties Tobacco Trust IV(1)                          5.000     06/01/2038          658,869
   5,900,000   NY Counties Tobacco Trust IV (TASC)(1)                   5.000     06/01/2042        4,455,326
   9,240,000   NY Counties Tobacco Trust IV (TASC)(1)                   5.000     06/01/2045        6,923,624
   3,500,000   NY Counties Tobacco Trust IV (TASC)(1)                   6.250     06/01/2041        3,343,655
  84,200,000   NY Counties Tobacco Trust V                              6.850(3)  06/01/2055        1,241,950
 334,000,000   NY Counties Tobacco Trust V                              7.850(3)  06/01/2060        2,167,660
     500,000   NY Liberty Devel. Corp. (Goldman Sachs
               Headquarters)(1)                                         5.250     10/01/2035          505,280
     235,000   NY MTA, Series 2008C(1)                                  6.500     11/15/2028          273,538
   3,580,000   NY Seneca Nation Indians Capital Improvements(1)         5.000     12/01/2023        2,941,507
   2,000,000   NY Seneca Nation Indians Capital Improvements(1)         5.250     12/01/2016        1,832,980
  40,000,000   NY Triborough Bridge & Tunnel Authority, Series B(5)     5.000     11/15/2032       41,563,262
  18,200,000   NY Triborough Bridge & Tunnel Authority, Series B(5)     5.125     11/15/2029       18,999,905
   4,875,000   NY TSASC, Inc. (TFABs)(1)                                5.000     06/01/2034        3,840,135
 120,445,000   NY TSASC, Inc. (TFABs)(1)                                5.125     06/01/2042       94,151,857
   5,000,000   NYC Capital Resources Corp. (Albee Retail Devel.)(6)     7.250     11/01/2042        5,005,100
  11,000,000   NYC GO(5)                                                5.125     03/01/2026       11,898,535
      10,000   NYC GO(1)                                                5.300     01/15/2026           10,546
  15,000,000   NYC GO(5)                                                5.375     04/01/2036       16,187,625
      90,000   NYC GO(1)                                                5.500     11/15/2037           90,246
  20,000,000   NYC GO(5)                                                5.625     11/15/2031       22,173,620
      45,000   NYC GO(1)                                                6.000     05/15/2022           45,195


                  4 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

  Principal
   Amount                                                              Coupon      Maturity        Value
------------                                                           ------     ----------   --------------
New York Continued
$      5,000   NYC GO                                                   7.500%    02/01/2019   $        5,025
     152,586   NYC HDC (Cadman Towers)                                  6.500     11/15/2018          153,301
      42,992   NYC HDC (Corlear)                                        6.500     11/15/2018           45,271
     450,000   NYC HDC (Multifamily Hsg.)(1)                            5.500     11/01/2034          467,343
     410,000   NYC HDC (Multifamily Hsg.)(1)                            5.550     11/01/2039          425,326
   1,590,000   NYC HDC (Multifamily Hsg.)(1)                            5.700     11/01/2046        1,655,111
      30,000   NYC HDC (Multifamily Hsg.), Series E(1)                  6.250     05/01/2036           30,103
     126,715   NYC HDC (St. Martin Tower)                               6.500     11/15/2018          127,309
      60,000   NYC IDA (Assoc. for Metro Area Autistic Children)        4.500     07/01/2021           49,214
   2,760,000   NYC IDA (Beth Abraham Health Services)                   6.500     02/15/2022        2,462,389
     500,000   NYC IDA (Beth Abraham Health Services)                   6.500     11/15/2027          458,010
   2,100,000   NYC IDA (Beth Abraham Health Services)                   6.500     11/15/2034        1,900,416
   6,000,000   NYC IDA (Calhoun School)                                 6.625     12/01/2034        5,413,860
     500,000   NYC IDA (Calhoun School)                                 6.625     12/01/2034          451,155
     960,000   NYC IDA (Center for Elimination of Family Violence)      7.375     11/01/2036          957,187
   1,105,000   NYC IDA (Center for Nursing/Rehabilitation)              5.375     08/01/2027          965,925
     830,000   NYC IDA (Center for Nursing/Rehabilitation)              5.375     08/01/2027          725,536
   3,240,000   NYC IDA (Chapin School)                                  5.000     11/01/2038        2,703,715
     150,000   NYC IDA (Comprehensive Care Management)                  6.000     05/01/2026          133,332
     350,000   NYC IDA (Comprehensive Care Management)                  6.125     11/01/2035          299,520
     780,000   NYC IDA (Eger Harbor House)(1)                           5.875     05/20/2044          830,099
     725,000   NYC IDA (Family Support Systems)                         7.500     11/01/2034          580,203
     220,000   NYC IDA (Global Country World Peace)                     7.250     11/01/2025          174,229
     170,000   NYC IDA (Global Country World Peace)                     7.250     11/01/2025          134,632
   1,825,000   NYC IDA (Guttmacher Institute)                           5.750     12/01/2036        1,476,188
     540,000   NYC IDA (Independent Living Assoc.)                      6.200     07/01/2020          513,718
  27,110,000   NYC IDA (Liberty-7 World Trade Center)                   6.250     03/01/2015       27,125,182
  18,700,000   NYC IDA (Liberty-7 World Trade Center)                   6.500     03/01/2035       18,672,698
  10,850,000   NYC IDA (Liberty-7 World Trade Center)                   6.750     03/01/2015       11,042,479
  12,050,000   NYC IDA (Liberty-IAC/Interactive Corp.)(1)               5.000     09/01/2035       10,888,742
   4,000,000   NYC IDA (Lycee Francais De New York)(1)                  6.800     06/01/2028        4,200,240
     950,000   NYC IDA (Magen David Yeshivah)                           5.700     06/15/2027          808,384
     420,000   NYC IDA (Manhattan Community Access Corp.)               6.000     12/01/2036          351,473
     210,000   NYC IDA (Margaret Tietz Nursing & Rehabilitation
               Center)                                                  6.375     11/01/2038          182,704
   1,020,000   NYC IDA (Margaret Tietz Nursing & Rehabilitation
               Center)                                                  6.375     11/01/2038          887,420
      35,000   NYC IDA (Metropolitan College of New York)               5.750     03/01/2020           33,963
   2,300,000   NYC IDA (Montefiore Medical Center Corp.)(1)             5.125     11/01/2035        2,305,405
   6,045,000   NYC IDA (Mount St. Vincent)(1)                           5.250     06/01/2036        5,910,741
   1,375,000   NYC IDA (Polytechnic University)(1)                      5.250     11/01/2027        1,308,766
   1,500,000   NYC IDA (Polytechnic University)(1)                      5.250     11/01/2037        1,370,235
   1,380,000   NYC IDA (PSCH)                                           6.375     07/01/2033        1,223,122
   4,000,000   NYC IDA (Queens Baseball Stadium)(1)                     5.000     01/01/2031        3,686,640
   5,500,000   NYC IDA (Queens Baseball Stadium)(1)                     5.000     01/01/2039        4,855,345
     750,000   NYC IDA (Reece School)                                   7.500     12/01/2037          699,023
     340,000   NYC IDA (Special Needs Facilities Pooled Program)        6.650     07/01/2023          340,265
   1,400,000   NYC IDA (Staten Island University Hospital)(1)           6.450     07/01/2032        1,419,152
     756,500   NYC IDA (Studio School)                                  7.000     11/01/2038          683,294


                  5 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

  Principal
   Amount                                                              Coupon      Maturity        Value
------------                                                           ------     ----------   --------------
New York Continued
$  5,345,000   NYC IDA (The Child School)                               7.550%    06/01/2033   $    5,377,818
     995,000   NYC IDA (Tides Two Rivers Foundation)                    5.650     12/01/2039          776,438
   3,560,000   NYC IDA (Unicef)                                         5.300     11/01/2038        2,731,908
   5,600,000   NYC IDA (Urban Resource Institute)                       7.375     11/01/2033        5,322,184
     785,000   NYC IDA (Vaughn College Aeronautics)(1)                  5.000     12/01/2021          707,489
     545,000   NYC IDA (Vaughn College Aeronautics)(1)                  5.000     12/01/2021          491,187
     150,000   NYC IDA (Vaughn College Aeronautics)(1)                  5.000     12/01/2028          121,197
     360,000   NYC IDA (Vaughn College Aeronautics)(1)                  5.000     12/01/2028          290,873
     100,000   NYC IDA (Vaughn College Aeronautics)(1)                  5.000     12/01/2031           77,876
   2,020,000   NYC IDA (Vaughn College Aeronautics)(1)                  5.250     12/01/2036        1,570,934
   5,600,000   NYC IDA (Vocational Instruction)                         7.750(7)  02/01/2033        3,362,800
  16,580,000   NYC IDA (Yankee Stadium)(1)                              5.000     03/01/2046       15,862,252
   2,525,000   NYC IDA (Yankee Stadium)(1)                              7.000     03/01/2049        2,929,732
   2,700,000   NYC IDA (Yeled Yalda Early Childhood)                    5.725     11/01/2037        2,144,502
      70,000   NYC IDA (YMCA of Greater New York)(1)                    5.800     08/01/2016           70,131
  15,000,000   NYC Municipal Water Finance Authority(5)                 4.750     06/15/2035       15,159,150
      50,000   NYC Municipal Water Finance Authority(1)                 5.000     06/15/2032           51,088
  20,000,000   NYC Municipal Water Finance Authority(5)                 5.000     06/15/2037       20,671,840
      20,000   NYC Municipal Water Finance Authority                    5.250     06/15/2025           20,888
  40,000,000   NYC Municipal Water Finance Authority(5)                 5.500     06/15/2040       44,511,400
      50,000   NYC Trust for Cultural Resources (Museum of American
               Folk Art)                                                6.000     07/01/2022           27,662
      15,000   NYS DA (Audit & Control)(1)                              5.000     04/01/2029           15,057
     750,000   NYS DA (Highland Hospital of Rochester)(1)               5.000     07/01/2026          758,243
     750,000   NYS DA (Highland Hospital of Rochester)(1)               5.200     07/01/2032          754,065
   1,870,000   NYS DA (Lenox Hill Hospital Obligated Group)(1)          5.500     07/01/2030        1,812,685
   2,000,000   NYS DA (LIJMC/NSUH/NSUHGC Obligated Group)(1)            5.500     05/01/2037        2,059,060
     365,000   NYS DA (Manhattan College)                               5.300     07/01/2037          356,298
      40,000   NYS DA (Mt. Sinai/NYU Health)(1)                         6.500     07/01/2017           40,483
   1,360,000   NYS DA (New York Methodist Hospital)(1)                  5.250     07/01/2024        1,368,772
  20,000,000   NYS DA (NYU)(5)                                          5.000     07/01/2039       20,944,700
     425,000   NYS DA (Orange Regional Medical Center)(1)               6.125     12/01/2029          425,667
   6,120,000   NYS DA (Orange Regional Medical Center)(1)               6.250     12/01/2037        5,955,433
     325,000   NYS DA (Ozanam Hall of Queens Nursing Home)(1)           5.000     11/01/2026          322,472
     490,000   NYS DA (Providence Rest)                                 5.000     07/01/2035          323,292
   1,300,000   NYS DA (Providence Rest)                                 5.125     07/01/2030          930,098
     340,000   NYS DA (Providence Rest)                                 5.250     07/01/2025          266,359
     650,000   NYS DA (Rochester General Hospital)                      5.000     12/01/2035          582,862
      70,000   NYS DA (Sarah Neuman Nursing Home)                       5.500     08/01/2037           70,008
     250,000   NYS DA (School District Bond Financing Program),
               Series C(1)                                              7.250     10/01/2028          297,315
     360,000   NYS DA (School District Bond Financing Program),
               Series C(1)                                              7.375     10/01/2033          427,651
     200,000   NYS DA (School District Bond Financing Program),
               Series C(1)                                              7.500     04/01/2039          239,436


                  6 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

  Principal
   Amount                                                              Coupon      Maturity        Value
------------                                                           ------     ----------   --------------
New York Continued
$  2,500,000   NYS DA (Special Surgery Hospital)(1)                     6.000%    08/15/2038   $    2,723,275
     115,000   NYS DA (St. Joseph's Hospital Health Center)(1)          5.250     07/01/2018          115,061
   6,110,000   NYS DA (St. Mary's Hospital for Children)(6)             7.875     11/15/2041        6,164,318
  13,890,000   NYS DA (St. Mary's Hospital for Children)(6)             7.875     11/15/2041       14,013,482
  20,000,000   NYS DA (State Personal Income Tax Authority)(5)          5.750     03/15/2036       22,678,339
     760,000   NYS DA (The Bronx-Lebanon Hospital Center)(1)            6.250     02/15/2035          817,578
   1,070,000   NYS DA (Winthrop University Hospital)(1)                 5.500     07/01/2023        1,089,966
     100,000   NYS DA (Winthrop University Hospital/South Nassau
               Communities Hospital Obligated Group)(1)                 5.500     07/01/2032          100,027
      20,000   NYS EFC (Clean Water & Drinking Revolving Funds)(1)      5.000     06/15/2027           20,522
      85,000   NYS EFC (NYS Water Services)                             6.600     09/15/2012           85,424
      10,000   NYS EFC (State Water Revolving Fund)                     5.750     01/15/2013           10,042
      20,000   NYS HFA (Affordable Hsg.)(1)                             5.450     11/01/2040           20,710
      50,000   NYS Medcare (Hospital & Nursing Home)(1)                 6.375     08/15/2033           50,145
     295,000   NYS UDC (Subordinated Lien)(1)                           5.500     07/01/2022          296,074
     250,000   Oneida County, NY IDA (Mohawk Valley Handicapped
               Services)                                                5.300     03/15/2019          231,833
      55,000   Onondaga County, NY IDA (Salina Free Library)            5.500     12/01/2022           58,015
     840,000   Orange County, NY IDA (Glen Arden)                       5.625     01/01/2018          749,045
     275,000   Orange County, NY IDA (Glen Arden)                       5.700     01/01/2028          219,896
   9,190,000   Otsego County, NY IDA (Hartwick College)(1)              5.900     07/01/2022        8,533,007
  38,280,000   Port Authority  NY/NJ, 140th Series(5)                   5.000     12/01/2034       40,089,311
   2,680,000   Rensselaer County, NY Tobacco Asset Securitization
               Corp.(1)                                                 5.625     06/01/2035        2,360,946
   2,000,000   Rensselaer County, NY Tobacco Asset Securitization
               Corp.(1)                                                 5.750     06/01/2043        1,764,220
     415,000   Rensselaer County, NY Water Service Sewer
               Authority(1)                                             5.350     09/01/2047          424,333
   6,810,000   Rensselaer, NY City School District COP                  5.000     06/01/2026        6,692,391
   1,060,000   Rockland County, NY Tobacco Asset Securitization
               Corp.(1)                                                 5.625     08/15/2035          933,362
   3,150,000   Rockland County, NY Tobacco Asset Securitization
               Corp.(1)                                                 5.750     08/15/2043        2,777,922
 101,000,000   Rockland County, NY Tobacco Asset Securitization
               Corp.                                                    6.252(3)  08/15/2045        4,418,750
  53,000,000   Rockland County, NY Tobacco Asset Securitization
               Corp.                                                    6.637(3)  08/15/2050        1,226,420
  50,000,000   Rockland County, NY Tobacco Asset Securitization
               Corp.                                                    7.676(3)  08/15/2060          318,000
   2,500,000   Saratoga County, NY IDA (Saratoga Hospital/Saratoga
               Care/Benedict Community Health Center)(1)                5.125     12/01/2033        2,374,100
     230,000   Saratoga County, NY IDA (Saratoga Hospital/Saratoga
               Care/Saratoga Care Family Health Centers)(1)             5.125     12/01/2027          223,919
   1,500,000   Saratoga County, NY IDA (Saratoga Hospital/Saratoga
               Care/Saratoga Care Family Health Centers)(1)             5.250     12/01/2032        1,453,830


                  7 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

  Principal
   Amount                                                              Coupon      Maturity        Value
------------                                                           ------     ----------   --------------
New York Continued
$    105,000   Seneca County, NY IDA (New York Chiropractic
               College)(1)                                              5.000%    10/01/2027   $      103,559
      45,000   Sodus Village, NY GO(1)                                  5.000     05/15/2032           45,836
      45,000   Sodus Village, NY GO(1)                                  5.000     05/15/2033           45,598
      45,000   Sodus Village, NY GO(1)                                  5.000     05/15/2034           45,441
      45,000   Sodus Village, NY GO(1)                                  5.000     05/15/2035           45,310
      45,000   Sodus Village, NY GO                                     5.000     05/15/2036           45,205
      45,000   Sodus Village, NY GO(1)                                  5.000     05/15/2037           45,101
  11,970,000   SONYMA, Series 161(5)                                    5.875     10/01/2039       12,750,184
      95,000   Suffolk County, NY IDA (ALIA-Adelante)                   6.500     11/01/2037           83,822
     230,000   Suffolk County, NY IDA (ALIA-DDI)                        5.950     10/01/2021          213,509
       5,000   Suffolk County, NY IDA (ALIA-FREE)                       5.950     10/01/2021            4,642
     105,000   Suffolk County, NY IDA (ALIA-IGHL)                       5.950     11/01/2022           96,125
       5,000   Suffolk County, NY IDA (ALIA-IGHL)                       6.000     10/01/2031            4,298
   4,000,000   Suffolk County, NY IDA (ALIA-IGHL)                       7.250     12/01/2033        3,938,600
      50,000   Suffolk County, NY IDA (ALIA-LIHIA)                      5.950     11/01/2022           45,774
      20,000   Suffolk County, NY IDA (ALIA-NYS ARC)                    5.950     11/01/2022           18,310
     390,000   Suffolk County, NY IDA (ALIA-UVBH)                       6.500     11/01/2037          344,113
   8,515,000   Suffolk County, NY IDA (Dowling College)                 5.000     06/01/2036        6,425,078
     175,000   Suffolk County, NY IDA (Dowling College)(1)              6.700     12/01/2020          174,984
     475,000   Suffolk County, NY IDA (Easter Long Island Hospital
               Assoc.)                                                  5.375     01/01/2027          377,302
     685,000   Suffolk County, NY IDA (Easter Long Island Hospital
               Assoc.)                                                  5.500     01/01/2037          507,784
       5,000   Suffolk County, NY IDA (Independent Group Home
               Living)                                                  6.000     10/01/2020            4,679
  10,500,000   Suffolk County, NY IDA (Jefferson's Ferry)(1)            5.000     11/01/2028        9,647,400
   1,000,000   Suffolk County, NY IDA (L.I. Network Community
               Services)                                                7.550     02/01/2034        1,013,720
     620,000   Suffolk County, NY IDA (Nassau-Suffolk Services for
               Autism)                                                  6.750     11/01/2036          572,006
     210,000   Suffolk County, NY IDA (Nassau-Suffolk Services for
               Autism)                                                  6.750     11/01/2036          193,744
   1,000,000   Suffolk County, NY IDA (New York Institute of
               Technology)(1)                                           5.000     03/01/2026        1,004,480
   5,985,000   Suffolk County, NY IDA (Pederson-Krager Center)          7.000     11/01/2035        5,366,929
     505,000   Suffolk County, NY IDA (Pederson-Krager Center)          7.200     02/01/2035          461,681
     185,000   Suffolk County, NY IDA (Southampton Hospital Assoc.)     7.250     01/01/2020          186,994
     215,000   Suffolk County, NY IDA (Special Needs Facilities
               Pooled Program)                                          5.250     07/01/2022          185,304
      10,000   Suffolk County, NY IDA (Suffolk Hotels)                  6.000     10/01/2020            9,358
   6,350,000   Suffolk, NY Tobacco Asset Securitization Corp.(1)        0.000(4)  06/01/2044        5,127,562
     470,000   Suffolk, NY Tobacco Asset Securitization Corp.(1)        5.375     06/01/2028          417,666
   1,500,000   Suffolk, NY Tobacco Asset Securitization Corp.(1)        6.000     06/01/2048        1,290,900
  15,750,000   Suffolk, NY Tobacco Asset Securitization Corp.           8.000(3)  06/01/2048          537,233
     477,000   Sullivan County, NY Community College COP                5.750     08/15/2025          396,282
     320,000   Sullivan County, NY IDA (Center for Discovery)           5.625     06/01/2013          312,435
   1,410,000   Sullivan County, NY IDA (Center for Discovery)           5.875     07/01/2022        1,166,225
     530,000   Sullivan County, NY IDA (Center for Discovery)           6.000     06/01/2019          492,704


                  8 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

  Principal
   Amount                                                              Coupon      Maturity        Value
------------                                                           ------     ----------   --------------
New York Continued
$  1,540,000   Sullivan County, NY IDA (Center for Discovery)           6.000%    07/01/2037   $    1,256,748
     270,000   Sullivan County, NY IDA (Center for Discovery)           6.500     06/01/2025          246,553
     485,000   Sullivan County, NY IDA (Center for Discovery)           6.950     02/01/2035          425,243
     445,000   Syracuse, NY IDA (Crouse Irving Companies)(1)            5.250     01/01/2017          445,828
     200,000   Syracuse, NY IDA (Jewish Home of Central New York)       7.375     03/01/2021          200,808
     175,000   Tompkins County, NY IDA (Kendal at Ithaca)(1)            5.500     07/01/2024          174,991
   2,100,000   Troy, NY Capital Resource Corp. (Rensselaer
               Polytechnic Institute)(1)                                5.000     09/01/2030        2,152,038
   2,600,000   Troy, NY Capital Resource Corp. (Rensselaer
               Polytechnic Institute)(1)                                5.125     09/01/2040        2,650,414
   1,000,000   Ulster County, NY IDA (Kingston Regional Senior
               Living Corp.)                                            6.000     09/15/2042          815,470
      20,000   Ulster County, NY IDA (Mid-Hudson Family Health
               Institute)(1)                                            5.300     07/01/2016           20,046
   3,900,000   Utica, NY IDA (Utica College Civic Facility)             5.750     08/01/2028        3,518,424
   1,250,000   Utica, NY IDA (Utica College Civic Facility)             6.750     12/01/2021        1,277,550
      30,000   Voorheesville, NY GO                                     5.000     02/15/2023           31,834
      35,000   Voorheesville, NY GO                                     5.000     02/15/2024           37,035
      35,000   Voorheesville, NY GO                                     5.000     02/15/2025           36,891
      35,000   Voorheesville, NY GO                                     5.000     02/15/2026           36,665
      40,000   Voorheesville, NY GO                                     5.000     02/15/2027           41,785
      40,000   Voorheesville, NY GO                                     5.000     02/15/2028           41,644
      40,000   Voorheesville, NY GO                                     5.000     02/15/2029           41,481
      45,000   Voorheesville, NY GO                                     5.000     02/15/2030           46,457
      45,000   Voorheesville, NY GO                                     5.000     02/15/2031           46,223
      50,000   Voorheesville, NY GO                                     5.000     02/15/2032           51,071
      50,000   Voorheesville, NY GO                                     5.000     02/15/2033           50,871
      55,000   Voorheesville, NY GO                                     5.000     02/15/2034           55,802
      55,000   Voorheesville, NY GO                                     5.000     02/15/2035           55,646
      60,000   Voorheesville, NY GO                                     5.000     02/15/2036           60,569
      60,000   Voorheesville, NY GO                                     5.000     02/15/2037           60,434
     370,000   Westchester County, NY IDA (Field Home)                  6.500     08/15/2022          355,537
     250,000   Westchester County, NY IDA (Guiding Eyes for the
               Blind)(1)                                                5.375     08/01/2024          253,415
   1,670,000   Westchester County, NY IDA (Rippowam-Cisqua
               School)(1)                                               5.750     06/01/2029        1,671,837
     320,000   Westchester County, NY IDA (Schnurmacher Center)         6.500     11/01/2013          330,870
     600,000   Westchester County, NY IDA (Schnurmacher Center)         6.500     11/01/2033          544,512
     300,000   Westchester County, NY Tobacco Asset Securitization
               Corp.(1)                                                 5.000     06/01/2026          273,513
  10,790,000   Westchester County, NY Tobacco Asset Securitization
               Corp.(1)                                                 5.125     06/01/2045        8,262,119
     500,000   Yonkers IDA (St. Joseph's Hospital), Series 98-B         6.150     03/01/2015          420,100
   1,000,000   Yonkers, NY IDA (Sarah Lawrence College)(1)              6.000     06/01/2029        1,074,930
   4,000,000   Yonkers, NY IDA (Sarah Lawrence College)(1)              6.000     06/01/2041        4,190,960
                                                                                               --------------
                                                                                                1,079,099,852
                                                                                               --------------


                  9 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

  Principal
   Amount                                                              Coupon      Maturity        Value
------------                                                           ------     ----------   --------------
U.S. Possessions--34.7%
$ 10,000,000   Guam GO(1)                                               5.000%    11/15/2023   $    9,439,800
   1,465,000   Guam GO(1)                                               5.250     11/15/2037        1,355,022
   3,280,000   Guam GO(1)                                               5.400     11/15/2018        3,268,881
     850,000   Guam GO(1)                                               6.750     11/15/2029          914,056
   8,200,000   Guam GO(1)                                               7.000     11/15/2039        8,944,068
   2,525,000   Guam Government Waterworks Authority & Wastewater
               System(1)                                                5.875     07/01/2035        2,550,427
   1,000,000   Guam Government Waterworks Authority & Wastewater
               System(1)                                                6.000     07/01/2025        1,025,120
   4,165,000   Guam Power Authority, Series A(1)                        5.125     10/01/2029        3,985,322
  10,100,000   Guam Power Authority, Series A(1)                        5.250     10/01/2034        9,646,106
   1,400,000   Guam Power Authority, Series A(6)                        5.500     10/01/2030        1,397,830
   1,200,000   Guam Power Authority, Series A(6)                        5.500     10/01/2040        1,180,260
   1,000,000   Guam Tobacco Settlement Economic Devel. & Commerce
               Authority (TASC)(1)                                      5.625     06/01/2047          837,130
     975,000   Northern Mariana Islands Commonwealth, Series A          5.000     06/01/2017          893,461
   2,000,000   Northern Mariana Islands Commonwealth, Series A          5.000     10/01/2022        1,778,540
     400,000   Northern Mariana Islands Commonwealth, Series A(1)       6.750     10/01/2033          394,272
  21,210,000   Puerto Rico Aqueduct & Sewer Authority(1)                0.000(4)  07/01/2024       21,391,133
  17,680,000   Puerto Rico Aqueduct & Sewer Authority(1)                6.000     07/01/2038       18,537,303
  20,645,000   Puerto Rico Aqueduct & Sewer Authority(1)                6.000     07/01/2044       21,591,367
      15,000   Puerto Rico Children's Trust Fund (TASC)(1)              5.375     05/15/2033           14,306
  11,900,000   Puerto Rico Children's Trust Fund (TASC)(1)              5.500     05/15/2039       10,165,813
  30,000,000   Puerto Rico Children's Trust Fund (TASC)(1)              5.625     05/15/2043       25,947,000
 124,000,000   Puerto Rico Children's Trust Fund (TASC)                 6.426(3)  05/15/2050        4,219,720
   4,595,000   Puerto Rico Commonwealth GO(1)                           5.250     07/01/2031        4,604,328
   2,380,000   Puerto Rico Commonwealth GO(1)                           5.250     07/01/2032        2,384,236
   1,185,000   Puerto Rico Commonwealth GO(1)                           5.250     07/01/2034        1,186,375
   3,500,000   Puerto Rico Commonwealth GO(1)                           5.250     07/01/2037        3,504,060
     485,000   Puerto Rico Commonwealth GO(1)                           5.500     07/01/2018          520,153
  31,225,000   Puerto Rico Commonwealth GO(1)                           5.500     07/01/2032       31,801,101
  10,275,000   Puerto Rico Electric Power Authority, Series AAA(1)      5.250     07/01/2021       11,083,437
  13,445,000   Puerto Rico Electric Power Authority, Series AAA(1)      5.250     07/01/2022       14,356,168
   5,175,000   Puerto Rico Electric Power Authority, Series AAA(1)      5.250     07/01/2023        5,463,506
   5,450,000   Puerto Rico Electric Power Authority, Series AAA(1)      5.250     07/01/2024        5,691,435
   5,735,000   Puerto Rico Electric Power Authority, Series AAA(1)      5.250     07/01/2025        5,942,722
   1,070,000   Puerto Rico Electric Power Authority, Series AAA(1)      5.250     07/01/2026        1,099,757
   3,410,000   Puerto Rico Electric Power Authority, Series AAA(1)      5.250     07/01/2027        3,489,930
   5,670,000   Puerto Rico Electric Power Authority, Series AAA(1)      5.250     07/01/2028        5,802,905
   1,945,000   Puerto Rico Electric Power Authority, Series AAA(1)      5.250     07/01/2029        1,981,372
   2,045,000   Puerto Rico Electric Power Authority, Series AAA(1)      5.250     07/01/2030        2,078,415
   2,155,000   Puerto Rico Electric Power Authority, Series AAA(1)      5.250     07/01/2031        2,188,510
     355,000   Puerto Rico Highway & Transportation Authority(1)        5.000     07/01/2028          348,798
     500,000   Puerto Rico Highway & Transportation Authority(6)        5.300     07/01/2035          500,190


                 10 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

  Principal
   Amount                                                              Coupon      Maturity        Value
------------                                                           ------     ----------   --------------
U.S. Possessions Continued
$     15,000   Puerto Rico Highway & Transportation Authority,
               Series A(1)                                              5.000%    07/01/2038   $       14,496
   2,045,000   Puerto Rico Highway & Transportation Authority,
               Series G(1)                                              5.000     07/01/2042        1,957,004
   7,405,000   Puerto Rico Highway & Transportation Authority,
               Series K(1)                                              5.000     07/01/2030        7,208,693
   2,500,000   Puerto Rico Highway & Transportation Authority,
               Series M(1)                                              5.000     07/01/2046        2,382,325
  22,000,000   Puerto Rico Highway & Transportation Authority,
               Series N(1)                                              0.725(8)  07/01/2045       11,660,000
     225,000   Puerto Rico Highway & Transportation Authority,
               Series N(1)                                              5.250     07/01/2039          225,333
   5,480,000   Puerto Rico IMEPCF (American Airlines)                   6.450     12/01/2025        4,427,566
  11,550,000   Puerto Rico Infrastructure(1)                            5.000     07/01/2041       11,144,480
  36,000,000   Puerto Rico Infrastructure(1)                            5.000     07/01/2046       34,607,160
     725,000   Puerto Rico Infrastructure(1)                            5.500     07/01/2024          777,845
  15,000,000   Puerto Rico Infrastructure                               5.650(3)  07/01/2029        4,451,550
   4,600,000   Puerto Rico Infrastructure                               7.460(3)  07/01/2030        1,259,434
   2,500,000   Puerto Rico Infrastructure (Mepsi Campus)                6.500     10/01/2037        2,339,850
   1,100,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)        5.000     03/01/2036          963,270
   1,500,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)        5.375     02/01/2029        1,441,170
     105,000   Puerto Rico ITEMECF (Guaynabo Municipal Government
               Center)(1)                                               5.625     07/01/2022          105,096
   4,305,000   Puerto Rico ITEMECF (Polytechnic University)(1)          5.000     08/01/2022        4,029,824
   1,500,000   Puerto Rico ITEMECF (University of the Sacred
               Heart)(1)                                                5.250     09/01/2031        1,458,795
   5,000,000   Puerto Rico Public Buildings Authority(1)                5.000     07/01/2036        4,851,350
      10,000   Puerto Rico Public Buildings Authority(1)                5.125     07/01/2022           10,046
     810,000   Puerto Rico Public Buildings Authority(1)                5.250     07/01/2029          810,000
   1,000,000   Puerto Rico Public Buildings Authority(1)                6.500     07/01/2030        1,088,770
   3,500,000   Puerto Rico Public Buildings Authority(1)                6.750     07/01/2036        3,904,740
   1,000,000   Puerto Rico Public Buildings Authority(1)                7.000     07/01/2021        1,111,510
   3,150,000   Puerto Rico Public Buildings Authority(1)                7.000     07/01/2025        3,435,831
     800,000   Puerto Rico Public Buildings Authority, Series D(1)      5.250     07/01/2036          800,600
  34,995,000   Puerto Rico Sales Tax Financing Corp., Series A(5)       5.250     08/01/2057       35,341,800
  19,000,000   Puerto Rico Sales Tax Financing Corp., Series A          5.950(3)  08/01/2056          950,380
 402,125,000   Puerto Rico Sales Tax Financing Corp., Series A          6.461(3)  08/01/2054       22,937,210
  13,000,000   Puerto Rico Sales Tax Financing Corp., Series C(5)       5.750     08/01/2057       13,742,365
   1,000,000   University of Puerto Rico(1)                             5.000     06/01/2025          994,760
   5,925,000   University of Puerto Rico, Series Q(1)                   5.000     06/01/2030        5,768,817
   1,700,000   University of Puerto Rico, Series Q(1)                   5.000     06/01/2036        1,644,784
     950,000   University of V.I., Series A(1)                          5.375     06/01/2034          933,024
   1,700,000   V.I. Public Finance Authority (Gross Receipts Taxes
               Loan)(1)                                                 5.000     10/01/2031        1,671,457
                                                                                               --------------
                                                                                                  443,955,670
                                                                                               --------------


                 11 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                                                                    Value
                                                                                               --------------
Total Investments, at Value (Cost $1,611,816,967)-119.0%                                       $1,523,055,522
Liabilities in Excess of Other Assets-(19.0)                                                     (243,676,685)
                                                                                               --------------
Net Assets-100.0%                                                                              $1,279,378,837
                                                                                               ==============

Footnotes to Statement of Investments

(1.) All or a portion of the security position has been segregated for collateral to cover borrowings.

(2.) Issue is in default. See accompanying Notes.

(3.) Zero coupon bond reflects effective yield on the date of purchase.

(4.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(5.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(6.) When-issued security or delayed delivery to be delivered and settled after June 30, 2010. See accompanying Notes.

(7.) Subject to a forbearance agreement. Rate shown is current rate. See accompanying Notes.

(8.) Represents the current interest rate for a variable or increasing rate security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of June 30, 2010 based on valuation input level:

                                           LEVEL 2--
                             LEVEL 1--       OTHER         LEVEL 3--
                            UNADJUSTED    SIGNIFICANT      SIGNIFICANT
                              QUOTED      OBSERVABLE      UNOBSERVABLE
                              PRICES        INPUTS          INPUTS           VALUE
                            ----------   --------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   New York                    $--       $1,079,099,852      $  --       $1,079,099,852
   U.S. Possessions             --          443,955,670         --          443,955,670
                               ---       --------------      -----       --------------
Total Assets                   $--       $1,523,055,522      $  --       $1,523,055,522
                               ---       --------------      -----       --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS      Assoc. for Children with Down Syndrome
ALIA      Alliance of Long Island Agencies
AP        Advantage Planning, Inc.


                 12 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

ARC       Assoc. of Retarded Citizens
CCRC      Continuing Care Retirement Community
CMA       Community Mainstreaming Associates, Inc.
COP       Certificates of Participation
CSMR      Community Services for the Mentally Retarded
DA        Dormitory Authority
DDI       Developmental Disabilities Institute
DRIVERS   Derivative Inverse Tax Exempt Receipts
EFC       Environmental Facilities Corp.
EFLI      Epilepsy Foundation of L.I., Inc.
FREE      Family Residences and Essential Enterprises
GO        General Obligation
HAII      Homes Anew II, Inc.
HDC       Housing Devel. Corp.
HFA       Housing Finance Agency
IDA       Industrial Devel. Agency
IGHL      Independent Group Home for Living
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
L.I.      Long Island
LIHIA     Long Island Head Injury Assoc.
LIJMC     Long Island Jewish Medical Center
MTA       Metropolitan Transportation Authority
NCMRS     Nassau Community Mental Retardation Services Company
NSUH      North Shore University Hospital
NSUHGC    North Shore University Hospital at Glen Cove
NY/NJ     New York/New Jersey
NYC       New York City
NYS       New York State
NYU       New York University
PSCH      Professional Service Centers for the Handicapped, Inc.
ROLs      Residual Option Longs
SONYMA    State of New York Mortgage Agency
TASC      Tobacco Settlement Asset-Backed Bonds
TFABs     Tobacco Flexible Amortization Bonds
UBF       University of Buffalo Foundation
UDC       Urban Devel. Corp.
UVBH      United Veteran's Beacon House
V.I.      United States Virgin Islands
WORCA     Working Organization for Retarded Children and Adults
YMCA      Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.


                  13 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                        WHEN-ISSUED
                        OR DELAYED
                         DELIVERY
                          BASIS
                       TRANSACTIONS
                       ------------
Purchased securities   $35,375,462
Sold securities         10,231,448


                  14 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $219,865,000 as of June 30, 2010.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2010, municipal bond holdings with a value of $336,712,036 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $219,865,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At June 30, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

                                                                     COUPON     MATURITY
PRINCIPAL AMOUNT   INVERSE FLOATER(1)                                RATE (2)     DATE        VALUE
----------------   -----------------------------------------------   --------   --------   ------------
  $13,335,000      NY Triborough Bridge & Tunnel Authority DRIVERS    13.198%   11/15/32   $ 14,898,262
    6,070,000      NY Triborough Bridge & Tunnel Authority ROLs(3)    13.312    11/15/29      6,869,905
    6,670,000      NYC GO DRIVERS                                     15.073    11/15/31      8,843,620
    2,750,000      NYC GO ROLS                                        17.985      3/1/26      3,648,535
    3,750,000      NYC GO ROLs(3)                                     19.029      4/1/36      4,937,625
    7,500,000      NYC Municipal Water Finance Authority DRIVERS       8.607     6/15/35      7,659,150


                 15 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

   10,000,000      NYC Municipal Water Finance Authority ROLs(3)      19.536     6/15/40     14,511,400
    4,160,000      NYC Municipal Water Finance Authority ROLs(3)      20.298     6/15/37      4,831,840
    6,670,000      NYS DA (State Personal Income Tax Authority)       15.452     3/15/36      9,348,339
    5,000,000      NYS DA ROLs(3)                                     17.778      7/1/39      5,944,700
   12,765,000      Port Authority NY/NJ, 3095th Series DRIVERS        13.195     12/1/34     14,574,311
   11,665,000      Puerto Rico Sales Tax Financing Corp. ROLs(3)      13.919      8/1/57     12,011,800
    3,250,000      Puerto Rico Sales Tax Financing Corp. ROLs(3)      20.489      8/1/57      3,992,365
    3,995,000      SONYMA ROLs                                        15.981     10/1/39      4,775,184
                                                                                           ------------
                                                                                           $116,847,036
                                                                                           ============

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 12-13 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $117,300,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of June 30, 2010 is as follows:

Cost                                $97,737
Market Value                        $39,997
Market Value as a % of Net Assets      0.00%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of June 30, 2010, securities with an aggregate market value of $3,362,800, representing 0.26 % of the Fund's net assets, were subject to these forbearance agreements. Interest and principal payments are owed to the Fund under these agreements in the amount of $0.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2010 are noted below. The


                 16 | Oppenheimer AMT-Free New York Municipals

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Total federal tax cost          $1,398,630,615(1)
                                ==============
Gross unrealized appreciation   $   48,270,800
Gross unrealized depreciation     (146,292,643)
                                --------------
Net unrealized depreciation     $  (98,021,843)
                                ==============

(1.) The Federal tax cost of securities does not include cost of $222,446,750, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


                 17 | Oppenheimer AMT-Free New York Municipals

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT-Free New York Municipals


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 08/09/2010